CONSOLIDATED BALANCE SHEETS In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)
Current assets:
Cash and cash equivalents	$ 1,134,348	¥ 123,309,000	¥ 94,321,000
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥398 million on March 31, 2010 and ¥496 million ($5,965 thousand) on March 31, 2011:
Notes	138,136	10,968,000	11,486,000
Accounts	1,853,169	151,430,000	154,091,000
Inventories	1,086,915	69,503,000	90,377,000
Other current assets	274,467	19,673,000	22,822,000
Total current assets	4,487,035	374,883,000	373,097,000
Marketable securities and other securities investments	184,462	17,462,000	15,338,000
Investments in and advances to affiliated companies	7,072	614,000	588,000
Long-term Investments, Total	191,534	18,076,000	15,926,000
Property, plant and equipment:
Land	502,261	39,605,000	41,763,000
Buildings	1,633,121	127,152,000	135,794,000
Machinery and equipment	3,507,685	269,208,000	291,664,000
Construction in progress	185,616	12,436,000	15,434,000
Property, Plant and Equipment, Gross, Total	5,828,683	448,401,000	484,655,000
Less-Accumulated depreciation	(3,009,573)	(247,094,000)	(250,246,000)
Long-lived assets	2,819,110	201,307,000	234,409,000
Goodwill	987,456	72,231,000	82,107,000
Other non-current assets, net of allowance for doubtful accounts of ¥1,432 million on March 31, 2010 and ¥517 million ($6,218 thousand) on March 31, 2011	513,121	26,294,000	42,666,000
Total assets	8,998,256	692,791,000	748,205,000
Current liabilities:
Short-term borrowings	625,592	115,467,000	52,018,000
Current portion of long-term debt	13,518	1,497,000	1,124,000
Trade notes and accounts payable	1,356,091	109,143,000	112,759,000
Accrued expenses	265,051	18,455,000	22,039,000
Other current liabilities	227,240	17,703,000	18,895,000
Total current liabilities	2,487,492	262,265,000	206,835,000
Long-term liabilities:
Long-term debt	1,224,522	1,745,000	101,819,000
Accrued pension and severance costs	154,227	15,542,000	12,824,000
Other long-term liabilities	195,081	11,708,000	16,221,000
Total long-term liabilities	1,573,830	28,995,000	130,864,000
Commitments and contingencies (Note 22 and 23)
Equity:
Common stock authorized 2010 and 2011: 480,000,000 shares; issued and outstanding: 2010- 145,075,080 shares / 2011- 145,075,080 shares	800,373	66,551,000	66,551,000
Additional paid-in capital	805,292	69,090,000	66,960,000
Retained earnings	3,589,236	257,255,000	298,445,000
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	(543,139)	(29,234,000)	(45,162,000)
Unrealized gains from securities, net of reclassification adjustments	12,820	1,747,000	1,066,000
Unrealized gains from derivative instruments qualifying for cash flow hedges	2,634		219,000
Pension liability adjustments	(6,542)	(1,033,000)	(544,000)
Treasury stock, at cost: 2010- 5,784,406 shares / 2011- 6,593,647 shares	(388,274)	(24,067,000)	(32,285,000)
Total Nidec Corporation shareholders' equity	4,272,400	340,309,000	355,250,000
Noncontrolling interests	664,534	61,222,000	55,256,000
Total equity	4,936,934	401,531,000	410,506,000
Total liabilities and equity	$ 8,998,256	¥ 692,791,000	¥ 748,205,000